Schedule of Identifiable Intangible Assets Subject to Amortization (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Intangible assets, gross	$ 9,200,320	$ 3,903,320
Less: Accumulated amortization	(564,493)	(19,467)
Intangible assets, net	8,635,827	3,883,853
Customer Relationships [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	$ 1,139,710	$ 588,710
Estimated Useful Life		7 years
Customer Relationships [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	6 years
Customer Relationships [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	7 years
Trade Names [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	$ 1,635,600	$ 899,600
Estimated Useful Life		15 years
Trade Names [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	10 years
Trade Names [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	15 years
Technology-Based Intangible Assets [Member]
Property, Plant and Equipment [Line Items]
Intangible assets, gross	$ 6,425,010	$ 2,415,010
Estimated Useful Life		6 years
Technology-Based Intangible Assets [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	6 years
Technology-Based Intangible Assets [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Life	8 years